Financial assets and liabilities measured at fair value	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Financial assets and liabilities measured at fair value	Financial assets and liabilities measured at fair value
Under IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a fair value hierarchy with the following levels:
•level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
•level 2: quoted prices in active markets for similar assets and liabilities, or valuation techniques in which all important inputs are derived from observable market data; and
•level 3: valuation techniques in which not all important inputs are derived from observable market data.
The valuation techniques used are described in Note B.8.5.
The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2025			2024			2023
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.1.	869	—	—	467	—	—	470	—	—
Unquoted equity investments	D.7.1.	—	—	1,331	—	—	1,092	—	—	618
Quoted debt securities	D.7.2.	389	—	—	357	—	—	346	—	—
Unquoted debt securities not meeting the definition of equity instruments	D.7.3.	—	—	230	—	—	165	—	—	132
Contingent consideration relating to divestments	D.7.3. & D.11.	—	—	86	—	—	286	—	—	214
Financial assets held to meet obligations under deferred compensation plans	D.7.3. & D.11.	688	—	—	688	—	—	572	—	—
Non-current derivatives	D.7.	—	—	—	—	—	—	—	—	—
Current derivatives	D.11.	—	99	—	—	217	—	—	201	—
Mutual fund investments	D.13.	5,578	—	—	4,161	—	—	5,349	—	—
Total financial assets measured at fair value		7,524	99	1,647	5,673	217	1,543	6,737	201	964
Financial liabilities measured at fair value
MSD contingent consideration (European vaccines business)	D.18.	—	—	—	—	—	72	—	—	127
Shire contingent consideration arising from the acquisition of Translate Bio	D.18.	—	—	531	—	—	568	—	—	441
Contingent consideration arising from the acquisition of Amunix	D.18.	—	—	—	—	—	—	—	—	137
CVRs issued in connection with the acquisition of Blueprint	D.18.	—	—	48	—	—	—	—	—	—
CVRs issued in connection with the acquisition of Vigil	D.18.	—	—	5	—	—	—	—	—	—
Other contingent consideration arising from business combinations and acquisitions	D.18.	—	—	1	—	—	1	—	—	4
Non-current derivatives	D.20.	—	96	—	—	121	—	—	164	—
Current derivatives	D.19.5	—	113	—	—	337	—	—	127	—
Total financial liabilities measured at fair value		—	209	585	—	458	641	—	291	709
No transfers between the different levels of the fair value hierarchy occurred during 2025.